UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           12/31/07

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Philadelphia Financial Management of San Francisco, LLC
Address:        Three Embarcadero Center #2350
                San Francisco, CA 94111

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Rachael Clarke
Chief Compliance Officer
415-352-4463

Signature, Place and Date of Signing:

      /s/ Rachael Clarke           San Francisco, CA           02/05/2008
    -----------------------        -----------------           ----------
          [Signature]                [City, State]              [Date]

Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      4

Form 13F Information Table Entry Total:                 27

Form 13F Information Table Value Total (x$1000):  $201,662

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1. Boathouse Row I, LP
2. Boathouse Row II, LP
3. Boathouse Row Offshore, Ltd
4. Boathouse Row Offshore Regatta Ltd.

                                                 FORM 13F INFORMATION TABLE

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


                         TITLE                 VALUE    SHARES/   SH/  PUT/  INVSTMT      OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS   CUSIP     (X$1000)   PRN AMT   PRN  CALL  DSCRETN    MANAGERS   SOLE   SHARED  NONE
---------------------- ----------  ------    ---------  --------  ---  ----  -------    --------  ------  ------  ----

AMERICAN FINL GROUP
   INC OHIO COM STK	    COM	   025932104  11,165	386,583     SH	    Share-defined         123     386,583
AMERICAN PHYSICIANS
   SVC GROUP COM STK	    COM	   028882108   4,539    226,395     SH      Share-defined         123     226,395
AMERISAFE
   INC COM STK	            COM	   03071H100   3,570    230,195     SH      Share-defined         123     230,195
ARBOR REALTY TRUST
   INC COM STK	            COM	   038923108   9,620    597,174     SH      Share-defined         123     597,174
BEAR STEARNS COMPANIES
   INC COM STK	            COM	   073902108   8,522     96,569     SH      Share-defined         123      96,569
DUPONT FABROS TECH REIT	    COM	   26613Q106  13,024	664,488     SH      Share-defined         123     664,488
EPIQ SYSTEMS INC	    COM	   26882D109   2,176    125,000     SH      Share-defined         123     125,000
E TRADE FINL
   CORP COM STK	            COM    269246104   2,557    720,322     SH      Share-defined         123     720,322
ESPEED INC CL A COM STK	    COM	   296643109  17,495  1,548,262     SH      Share-defined         123   1,548,262
FISERV INC COM STK	    COM	   337738108  11,995    216,170     SH	    Share-defined         123     216,170
HMS HOLDINGS CORP COM STK   COM	   40425J101   3,344    100,691     SH      Share-defined         123     100,691
INVESTMENT TECHNOLOGY
   GROUP I COM STK	    COM	   46145F105   7,217	151,656     SH      Share-defined         123     151,656
LEGG MASON INC COM STK	    COM    524901105  16,093    219,998     SH      Share-defined         123     219,998
LIFE PARTNERS HOLDINGS
   INC COM STK              COM	   53215T106     487	 17,564     SH	    Share-defined         123      17,564
MFA MTG INVTS
   INC COM STK	            COM	   55272X102  12,696  1,372,518     SH      Share-defined         123   1,372,518
MGIC INVT CORP COM STK	    COM	   552848103   2,764    123,218     SH      Share-defined         123     123,218
MERUELO MADDUX
PROPERTIES INC 	            COM	   590473104   4,386  1,096,405     SH      Share-defined         123   1,096,405
METROCORP BANCSHARES
   INC COM STK              COM    591650106   5,623	432,510     SH      Share-defined         123     432,510
MONEYGRAM INTL
   INC COM STK		    COM	   60935Y109   9,362    609,100     SH	    Share-defined         123     609,100
OCEANFIRST FINL
   CORP COM STK	            COM    675234108   9,857	623,476     SH      Share-defined         123     623,476
ORIENTAL FINANCIAL GROUP
   INC COM STK	            COM	   68618W100   5,721	426,639     SH      Share-defined         123     426,639
CASTLEPOINT HOLDINGS
   LTD COM STK	            COM	   G19522112   1,432	120,310     SH	    Share-defined         123     120,310
INVESCO LTD COM STK	    COM	   G491BT108  14,843	473,020     SH      Share-defined         123     473,020
MF GLOBAL COM STK	    COM	   G60642108   9,698	308,163     SH	    Share-defined         123     308,163
TEXTAINER GROUP HOLD        COM	   G8766E109   3,474	239,090     SH      Share-defined         123     239,090
VALIDUS HOLDINGS LTD	    COM	   G9319H102   9,254	356,200     SH      Share-defined         123     356,200
AERCAP HOLDINGS COM STK	    COM	   N00985106	 748	 35,820     SH      Share-defined         123      35,820

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